Schedule of Maturities of Outstanding Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
2023 (July — December)	$ 5,265
2023	3,250	$ 5,265
Plus: fair value measurement adjustments	629	152	$ 599
Plus: accrued interest	482	146
Less: discounts	(262)	(138)	(22)
Total debt	$ 9,364	$ 5,425	$ 5,002